UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09453

        Nuveen Michigan Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:          10/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Michigan Dividend Advantage Municipal Fund (NZW) October 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 7.9% (5.3% of Total Investments)
$230	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005,	11/15 at 100.00	BBB-	$223,818
	5.125%, 11/01/35
1,150	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,	9/11 at 100.00	Aaa	1,182,407
	Kettering University, Series 2001, 5.000%, 9/01/26 - AMBAC Insured
1,010	Michigan Technological University, General Revenue Bonds, Series 2004A, 5.000%, 10/01/20 - MBIA	10/13 at 100.00	AAA	1,060,439
	Insured

	Healthcare - 16.0% (10.8% of Total Investments)
500	Allegan Hospital Finance Authority, Michigan, Revenue Bonds, Allegan General Hospital, Series 1999,	11/09 at 101.00	N/R	530,070
	7.000%, 11/15/21
700	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital, Series	1/06 at 102.00	Ba3	705,586
	1995, 6.625%, 1/01/16
500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	5/06 at 102.00	A1	509,195
	System, Series 1995A, 5.250%, 11/15/20
750	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sparrow Obligated	11/11 at 101.00	A+	778,635
	Group, Series 2001, 5.625%, 11/15/31
200	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series 2005A,	5/15 at 100.00	Baa1	198,096
	5.000%, 5/15/26
425	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005,	5/15 at 100.00	BBB	415,875
	5.000%, 5/15/30
1,800	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital,	11/11 at 100.00	AAA	1,862,010
	Series 2001M, 5.250%, 11/15/31 - MBIA Insured

	Housing/Multifamily - 5.6% (3.8% of Total Investments)
1,700	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily Housing	8/12 at 102.00	Aaa	1,757,477
	Revenue Bonds, Cranbrook Apartments, Series 2001A, 5.400%, 2/20/31 (Alternative Minimum Tax)

	Housing/Single Family - 4.1% (2.8% of Total Investments)
1,250	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2001, 5.300%,	1/11 at 100.00	AAA	1,292,475
	12/01/16 (Alternative Minimum Tax) - MBIA Insured

	Industrials - 1.5% (1.0% of Total Investments)
500	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Republic Services Inc., Series 2001,	No Opt. Call	BBB+	482,970
	4.250%, 8/01/31 (Alternative Minimum Tax) (Mandatory put 4/01/14)

	Long-Term Care - 1.1% (0.7% of Total Investments)
335	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan	5/15 at 100.00	N/R	328,283
	Obligated Group, Series 2005, 5.250%, 11/15/25

	Materials - 1.6% (1.2% of Total Investments)
500	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds,	11/14 at 100.00	BBB	492,965
	International Paper Company, Series 2004A, 4.800%, 11/01/18

	Tax Obligation/General - 38.8% (26.2% of Total Investments)
500	Fitzgerald Public School District, Macomb County, Michigan, General Obligation Bonds, Series 2004B,	11/14 at 100.00	AAA	533,390
	5.000%, 5/01/16 - AMBAC Insured
1,000	Garden City School District, Wayne County, Michigan, General Obligation Refunding Bonds, Series	5/11 at 100.00	AA	1,026,820
	2001, 5.000%, 5/01/26
2,200	Huron School District, Wayne and Monroe Counties, Michigan, General Obligation Bonds, Series 2001,	5/11 at 100.00	AAA	2,349,138
	5.375%, 5/01/26 - FSA Insured
1,500	Huron Valley School District, Oakland and Livingston Counties, Michigan, General Obligation Bonds,	11/11 at 100.00	AA	1,542,630
	Series 2001, 5.000%, 5/01/27
500	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site	5/14 at 100.00	AAA	522,345
	Bonds, Series 2004, 5.000%, 5/01/22 - FSA Insured
1,150	Muskegon County, Michigan, Limited Tax General Obligation Wastewater Management System 2 Revenue	7/11 at 100.00	AAA	1,181,591
	Bonds, Series 2002, 5.000%, 7/01/26 - FGIC Insured
500	Warren Building Authority, Michigan, Limited Tax General Obligation Bonds, Series 2001, 5.150%,	11/10 at 100.00	AAA	527,890
	11/01/22 - FGIC Insured
	Washtenaw County, Michigan, Limited Tax General Obligation Bonds, Sylvan Township Water and
	Wastewater System, Series 2001:
500	5.000%, 5/01/19 - MBIA Insured	5/09 at 100.50	AAA	524,110
800	5.000%, 5/01/20 - MBIA Insured	5/09 at 100.50	AAA	832,824
1,650	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	AAA	1,693,973
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 - MBIA Insured
1,300	Willow Run Community Schools, Washtenaw County, Michigan, General Obligation Bonds, Series 2001,	5/11 at 100.00	AA	1,358,461
	5.000%, 5/01/21

	Tax Obligation/Limited - 10.0% (6.7% of Total Investments)
1,100	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	10/11 at 100.00	AAA	1,140,414
	Series 2001, 5.125%, 10/01/26 - MBIA Insured
1,205	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.000%,	10/11 at 100.00	AA-	1,245,175
	10/15/24
615	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%,	No Opt. Call	BBB-	718,824
	8/01/26

	U.S. Guaranteed *** - 32.7% (22.1% of Total Investments)
1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A,	5/13 at 100.00	AAA	1,098,390
	5.375%, 5/01/24 (Pre-refunded to 5/01/13) - FGIC Insured
1,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	5/12 at 100.00	AAA	1,100,610
	Improvement Bonds, Series 2001A, 5.500%, 5/01/21 (Pre-refunded to 5/01/12) - FSA Insured
515	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.250%, 7/01/33	7/11 at 100.00	AAA	557,220
	(Pre-refunded to 7/01/11) - FGIC Insured
1,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.250%,	7/11 at 101.00	AA***	1,086,750
	1/15/21 (Pre-refunded to 7/15/11)
1,000	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2000,	10/10 at 101.00	AAA	1,109,560
	5.875%, 10/01/17 (Pre-refunded to 10/01/10)
2,000	Michigan State Trunk Line, Fund Bonds, Series 2001A, 5.000%, 11/01/25 (Pre-refunded to 11/01/11) -	11/11 at 100.00	AAA	2,144,540
	FSA Insured
1,000	Oxford Area Community Schools, Oakland and Lapeer Counties, Michigan, General Obligation Bonds,	11/11 at 100.00	AA***	1,098,990
	Series 2001, 5.500%, 5/01/17 (Pre-refunded to 11/01/11)
235	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.125%, 7/01/31	7/11 at 100.00	Aaa	253,774
	(Pre-refunded to 7/01/11)
500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	542,050
	10/01/40
85	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%,	No Opt. Call	BBB-***	103,309
	8/01/26
1,000	Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation	11/11 at 100.00	AA***	1,098,990
	Bonds, Series 2001II, 5.500%, 5/01/22 (Pre-refunded to 11/01/11)

	Utilities - 15.3% (10.4% of Total Investments)
1,115	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series	7/13 at 100.00	AAA	1,166,190
	2003A, 5.000%, 7/01/21 - FSA Insured
1,235	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A, 5.250%,	1/12 at 100.00	AAA	1,317,868
	1/01/24 - AMBAC Insured
2,215	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A3	2,295,848
	Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 (Alternative
	Minimum Tax)

	Water and Sewer - 13.3% (9.0% of Total Investments)
1,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AAA	1,140,670
	7/01/29 - FGIC Insured
1,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	1,059,320
	7/01/17 - FSA Insured
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
1,000	5.000%, 7/01/30 - FGIC Insured	7/11 at 100.00	AAA	1,021,940
485	5.250%, 7/01/33 - FGIC Insured	7/11 at 100.00	AAA	508,770
400	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	AAA	424,555
	10/01/22

$43,855	Total Long-Term Investments (cost $44,084,785) - 147.9%			46,147,230

	Other Assets Less Liabilities - 3.4%			1,048,268

	Preferred Shares, at Liquidation Value - (51.3)%			(16,000,000)

	Net Assets Applicable to Common Shares - 100%			$31,195,498

Forward Swaps outstanding at October 31, 2005:

Counterparty	Notional Amount	Fixed Rate Paid by the Fund (annualized)	Fixed Rate Payment Frequency	Floating Rate Received by the Fund Based On	Floating Rate Payment Frequency	Effective Date (2)	Termination Date	Unrealized Appreciation

JPMorgan	$700,000	4.833%	Semi-annually	3-month USD-LIBOR	Quarterly	2/09/06	2/09/36	$48,436
JPMorgan	1,100,000	5.075%	Semi-annually	3-month USD-LIBOR	Quarterly	2/22/06	2/22/26	25,662

								$74,098

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2005, the cost of investments was $44,497,282.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2005, were as follows:

Gross unrealized:
Appreciation	$2,141,743
Depreciation	(491,795)

Net unrealized appreciation of investments	$1,649,948

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Michigan Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         12/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         12/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         12/29/05

* Print the name and title of each signing officer under his or her signature.